Loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of basic and diluted loss per share

	2024	2023	2022
(Loss)/earnings
(Loss)/earnings for the purpose of basic and diluted (loss)/earnings per share being net loss attributable to equity shareholders of the Company
- from continuing operations	$(46,326)	$(54,347)	$(225,576)
- from discontinued operation	22	(8,377)	35,122
	$(46,304)	$(62,724)	$(190,454)
Number of shares
Weighted-average number of ordinary shares for the purposes of basic and diluted (loss)/earnings per share	12,494,648	11,246,010	5,069,315